Trade Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Beginning balance	$ 1,605
Add: Provision for credit loss	109	$ 123	$ 49
Ending balance	1,365	1,605
Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Beginning balance	1,605	2,154
Add: Provision for credit loss	109	123
Less: Amounts written off	(349)	(672)
Ending balance	$ 1,365	$ 1,605	$ 2,154